Financial Instruments - Risk Management	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Financial Instruments - Risk Management
34	Financial Instruments – Risk Management
The Bank’s risk management framework to monitor, evaluate, measure and manage risks is disclosed in Management’s Discussion and Analysis (MD&A). These disclosures are incorporated by cross-reference in the Consolidated Financial Statements as permitted under IFRS 7, Financial Instruments: Disclosures. The grey shaded text and tables marked with an asterisk (*) in the “Group Financial Condition” and “Risk Management” sections of the MD&A form an integral part of the 2025 Consolidated Financial Statements.
The Bank’s principal business activities result in a balance sheet that consists primarily of financial instruments. In addition, the Bank uses derivative financial instruments for both trading and hedging purposes. The principal financial risks that arise from transacting financial instruments include credit risk, liquidity risk and market risk. The Bank’s framework to monitor, evaluate and manage these risks is consistent with that in place as at October 31, 2025:

•
extensive risk management policies define the Bank’s risk appetite, set the limits and controls within which the Bank and its subsidiaries can operate, and reflect the requirements of regulatory authorities. Risk appetite is approved by the Bank’s Board of Directors, either directly or through the Risk Committee of the Board (the Board);

•	guidelines are developed to clarify risk limits and conditions under which the Bank’s risk policies are implemented;
•	processes are implemented to identify, evaluate, document, report and control risk. Standards define the breadth and quality of information required to make a decision; and
•	compliance with risk policies, limits and guidelines is measured, monitored and reported to ensure consistency against defined goals.
Further details on the fair value of financial instruments and how these amounts were determined are provided in Note 6. Note 9 provides details on the terms and conditions of the Bank’s derivative financial instruments including notional amounts, remaining term to maturity, credit risk, and fair values of derivatives used in trading and hedging activities.

(a)	Credit risk
Credit risk is the risk of loss resulting from the failure of a borrower or counterparty to honour its financial or contractual obligations to the Bank. The Bank’s Credit Risk Appetite and Credit Risk Policy are developed by its Global Risk Management (GRM) department and limits are reviewed and approved by the Board on an annual and biennial basis, respectively. The Credit Risk Appetite defines target markets and risk tolerances that are developed at an all-Bank
level, and then further refined at the business line level. The objectives of the Credit Risk Appetite are to ensure that, for the Bank, including the individual business lines:

•	target markets and product offerings are well defined;
•	the risk parameters for new underwritings and for the portfolios as a whole are clearly specified; and
•	transactions, including origination, syndication, loan sales and hedging, are managed in a manner to ensure the goals for the overall portfolio are met.
The Credit Risk Policy sets out, among other things, the credit risk rating systems and associated parameter estimates, the delegation of authority for granting credit, and the calculation of allowance for credit losses. It forms an integral part of enterprise-wide policies and procedures that encompass governance, risk management and control structure.
The Bank’s credit risk rating systems are designed to support the determination of key credit risk parameter estimates which measure credit and transaction risk. For non-retail
exposures, parameters are associated with each credit facility through the assignment of borrower and facility ratings. Borrower risk is evaluated using methodologies that are specific to particular industry sectors and/or business lines. The risk associated with facilities of a given borrower is assessed by considering the facilities’ structural and collateral-related elements. For retail portfolios, product specific models assign accounts into homogeneous segments using internal and external borrower/facility-level credit experience. This process provides for a meaningful differentiation of risk and allows for appropriate and consistent estimation of loss characteristics at the model and segment level. Further details on credit risk relating to derivatives are provided in Note 9(c).

(i)	Credit risk exposures
Credit risk exposures disclosed below are presented based on the Basel framework utilized by the Bank i.e., exposures subject to credit risk capital. The Bank uses the Internal Ratings Based approach (IRB) for all material Canadian, U.S., European portfolios, and for a significant portion of all international corporate and commercial portfolios. Under the Advanced Internal Ratings Based (AIRB) approach, the Bank uses internal risk parameter estimates, based on historical experience and appropriate margin of conservatism, for probability of default (PD), loss given default (LGD) and exposure at default (EAD). Under Basel III rules, there are IRB requirements for internally developed model parameters under AIRB, including scope restrictions which limit certain asset classes to only the Foundation Internal Ratings Based (FIRB) approach. For those asset classes (e.g. Large Corporates, Banks, etc.) the FIRB approach utilizes the Bank’s internally modeled PD parameters combined with internationally prescribed LGD and EAD parameters. The remaining portfolios, including other individual portfolios, are treated under the standardized approach.
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework either based on credit assessments by external rating agencies or based on the counterparty/exposure type for non-retail
exposures and product type for retail exposures. The external ratings the Bank uses are issued by S&P, Fitch and/or DBRS specifically for the Bank’s exposures (i.e. issue specific ratings) if available, otherwise issuer ratings are used following OSFI’s CAR guidelines requirements. Standardized risk weights also take into account other factors such as specific provisions for defaulted exposures, eligible collateral, and loan-to-value
for real estate secured retail exposures.

As at October 31 ($ millions)	2025				2024
	Exposure at default (1)
Category	Drawn (2)	Undrawn commitments	Other exposures (3)	Total	Total
By counterparty type
Non-retail
IRB portfolio
Corporate	$189,918	$71,341	$113,508	$374,767	$357,600
Bank	12,924	12,253	23,194	48,371	56,648
Sovereign	240,416	3,487	11,086	254,989	258,858
	443,258	87,081	147,788	678,127	673,106
Standardized portfolio
Corporate	49,395	4,901	23,786	78,082	65,375
Bank	1,609	69	141	1,819	3,213
Sovereign	24,372	523	243	25,138	24,320
	75,376	5,493	24,170	105,039	92,908
Total non-retail	$518,634	$92,574	$171,958	$783,166	$766,014
Retail
IRB portfolio
Real estate secured	$267,856	$60,485	$–	$328,341	$306,395
Qualifying revolving	18,710	63,595	–	82,305	67,585
Other retail	27,670	4,624	–	32,294	38,665
	314,236	128,704	–	442,940	412,645
Standardized portfolio
Real estate secured	67,179	102	–	67,281	63,572
Other retail	52,552	10,313	76	62,941	63,214
	119,731	10,415	76	130,222	126,786
Total retail	$433,967	$139,119	$76	$573,162	$539,431
Total	$952,601	$231,693	$172,034	$1,356,328	$1,305,445
By geography (4)
Canada	$587,309	$175,314	$49,503	$812,126	$783,178
United States	137,005	31,646	83,209	251,860	238,201
Chile	54,340	4,645	3,588	62,573	60,179
Mexico	52,283	3,901	3,183	59,367	58,439
Peru	29,386	2,187	2,194	33,767	32,609
Colombia	15,435	1,777	941	18,153	15,015
Other International
Europe	17,423	6,241	22,195	45,859	38,776
Caribbean	32,841	2,152	1,250	36,243	36,170
Latin America (other)	15,218	948	1,080	17,246	17,742
All other	11,361	2,882	4,891	19,134	25,136
Total	$952,601	$231,693	$172,034	$1,356,328	$1,305,445

(1)
Exposure at default is presented after credit risk mitigation. Exposures exclude equity securities and other assets. Portfolios under the Standardized Approach are reported net of specific allowances for credit losses and net of collateral amounts treated under the Comprehensive Approach.

(2)
Non-retail
drawn includes loans, acceptances, deposits with financial institutions and FVOCI debt securities. Retail drawn includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.

(3)
Other exposures include
off-balance
sheet lending instruments such as letters of credit, letters of guarantees, securitizations, derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements, securities lending and securities borrowing), net of related collateral.

(4)	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.

Consolidated Statement of Financial Position asset categories cross-referenced to credit risk exposures
The table below provides mapping of
on-balance
sheet asset categories that are included in the various Basel III exposure categories as presented in the credit ris
k
 exposure summary table of these consolidated financial statements. In addition, it also provides other exposures which are subject to market risk and/or other assets which are not subject to market and credit risk with a reconciliation to the Consolidated Statement of Financial Position. The Bank calculates market risk capital based on the Standardized Approach under the Fundamental Review of the Trading Book (FRTB) framework, including its Trading vs. Banking boundary requirements. The credit risk exposures on certain assets such as cash, precious metals, investment securities (equities) and other assets are not included in the credit risk exposure summary table. Also excluded from the credit risk exposures are certain trading assets and all assets of the Bank’s insurance subsidiaries.

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2025 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	Derivative Financial Instruments	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$62,171	$–	$–	$–	$–	$–	$–	$–	$3,796	$65,967
Precious metals	–	–	–	–	–	–	–	5,156	–	5,156
Trading assets
Securities	103	–	–	–	–	–	–	140,741	–	140,844
Loans	1,641	–	–	–	–	–	744	6,846	–	8,487
Other	–	–	–	–	–	–	–	2,892	–	2,892
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	203,008	–	–	–	–	–	203,008
Derivative financial instruments	–	–	–	–	46,531	–	42,120	–	–	46,531
Investment securities	146,457	–	–	–	–	2,258	–	–	1,233	149,948
Loans:
Residential mortgages (2)	58,663	311,413	–	–	–	–	–	–	115	370,191
Personal loans	5,940	95,171	9,456	–	–	–	–	–	–	110,567
Credit cards	–	14,585	313	–	–	–	–	–	3,147	18,045
Business & government	239,898	13,170	25,846	–	–	–	–	–	791	279,705
Allowances for credit losses (3)	(465)	(1,234)	–	–	–	–	–	–	(5,764)	(7,463)
Customers’ liability under acceptances	177	–	–	–	–	–	–	–	–	177
Property and equipment	–	–	–	–	–	–	–	–	4,881	4,881
Investment in associates	–	–	–	–	–	65	–	–	6,252	6,317
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	16,169	16,169
Other (including Deferred tax assets)	6,210	1,154	–	436	–	–	–	403	30,417	38,620

Total	$520,795	$434,259	$35,615	$203,444	$46,531	$2,323	$42,864	$156,038	$61,037	$1,460,042

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $52.8 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
(3)	Amounts for IRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2024 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	Derivative Financial Instruments	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$60,501	$–	$–	$–	$–	$–	$–	$–	$3,359	$63,860
Precious metals	–	–	–	–	–	–	–	2,540	–	2,540
Trading assets
Securities	331	–	–	–	–	–	–	119,581	–	119,912
Loans	933	–	–	–	–	–	569	6,716	–	7,649
Other	–	–	–	–	–	–	–	2,166	–	2,166
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	200,543	–	–	–	–	–	200,543
Derivative financial instruments	–	–	–	–	44,379	–	39,736	–	–	44,379
Investment securities	147,607	–	–	–	–	5,008	–	–	217	152,832
Loans:
Residential mortgages (2)	61,467	289,358	–	–	–	–	–	–	116	350,941
Personal loans	711	101,821	3,847	–	–	–	–	–	–	106,379
Credit cards	–	13,892	162	–	–	–	–	–	3,320	17,374
Business & government	261,903	12,904	17,627	–	–	–	–	–	237	292,671
Allowances for credit losses (3)	(363)	(1,170)	–	–	–	–	–	–	(5,003)	(6,536)
Customers’ liability under acceptances	149	–	–	–	–	–	–	–	(1)	148
Property and equipment	–	–	–	–	–	–	–	–	5,252	5,252
Investment in associates	–	–	–	–	–	62	–	–	1,759	1,821
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	16,853	16,853
Other (including Deferred tax assets)	5,968	1,220	–	343	–	–	–	448	25,264	33,243

Total	$539,207	$418,025	$21,636	$200,886	$44,379	$5,070	$40,305	$131,451	$51,373	$1,412,027

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $56.3 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
(3)	Amounts for IRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

(ii)	Credit quality of non-retail exposures
Credit decisions are made based upon an assessment of the credit risk of the individual borrower or counterparty. Key factors considered in the assessment include: the borrower’s management; the borrower’s current and projected financial results and credit statistics; the industry in which the borrower operates; economic trends; and geopolitical risk. Banking units and Global Risk Management also review the credit quality of the credit portfolio across the organization on a regular basis to assess whether economic trends or specific events may affect the performance of the portfolio.
The Bank’s
non-retail
portfolio is well diversified by industry. As at October 31, 2025, and October 31, 2024, a significant portion of the authorized corporate and commercial lending portfolio was internally assessed at a grade that would generally equate to an investment grade rating by external rating agencies. There has not been a significant change in concentrations of credit risk since October 31, 2024.
Internal grades (IG) are used to differentiate the risk of default of a borrower. The following table cross references the Bank’s internal borrower grades with equivalent ratings categories utilized by external rating agencies:

Cross referencing of internal ratings to external ratings (1)
Equivalent External Rating
S&P and Fitch	Moody’s	Morningstar DBRS	Internal Grade	Internal Grade Code	PD Range (2)
AAA to AA+	Aaa to Aa1	AAA to AA (high)		99 – 98	0.0000% – 0.0565%
AA to A+	Aa2 to A1	AA to A (high)		95	0.0565% – 0.0693%
A to A-	A2 to A3	A to A (low)	Investment grade	90	0.0693% – 0.0833%
BBB+	Baa1	BBB (high)		87	0.0833% – 0.1243%
BBB	Baa2	BBB		85	0.1243% – 0.1976%
BBB-	Baa3	BBB (low)		83	0.1976% – 0.2743%
BB+	Ba1	BB (high)		80	0.2743% – 0.3806%
BB	Ba2	BB		77	0.3806% – 0.7061%
BB-	Ba3	BB (low)	Non-Investment grade	75	0.7061% – 1.4290%
B+	B1	B (high)		73	1.4290% – 2.4715%
B to B-	B2 to B3	B to B (low)		70	2.4715% – 6.2065%
CCC+	Caa1	–		65	6.2065% – 15.9382%
CCC	Caa2	–	Watch list	60	15.9382% – 28.5499%
CCC- to CC	Caa3 to Ca	–		40	28.5499% – 48.3748%
–	–	–		30	48.3748% – 100.0000%
Default			Default	21	100%

(1)	Applies to non-retail portfolio.
(2)	PD Ranges as at October 31, 2025. The Range does not include the upper boundary for the row.
Non-retail
IRB portfolio
The credit quality of the
non-retail
IRB portfolio, expressed in terms of risk categories of borrower internal grades is shown in the table below:

		2025				2024
		Exposure at Default (1)
As at October 31 ($ millions) Category of internal grades	IG Code	Drawn	Undrawn commitments	Other exposures (2)	Total	Total
Investment grade	99 – 98	$144,086	$1,557	$39,788	$185,431	$174,122
	95	36,203	13,422	30,882	80,507	71,282
	90	15,314	12,067	28,875	56,256	49,596
	87	26,472	13,771	16,458	56,701	63,699
	85	25,166	10,987	8,758	44,911	49,980
	83	43,384	11,155	5,924	60,463	69,342
Non-Investment grade	80	39,476	10,262	5,810	55,548	54,770
	77	25,637	6,542	4,824	37,003	40,729
	75	20,174	4,373	4,556	29,103	27,324
	73	7,913	1,464	756	10,133	10,140
	70	4,137	1,216	707	6,060	3,791
Watch list	65	907	60	43	1,010	1,592
	60	876	109	171	1,156	986
	40	910	75	134	1,119	889
	30	276	9	2	287	232
Default	21	1,482	12	100	1,594	1,313
Total		$392,413	$87,081	$147,788	$627,282	$619,787
Government guaranteed residential mortgages (3)		50,845	–	–	50,845	53,319
Total		$443,258	$87,081	$147,788	$678,127	$673,106

(1)	After credit risk mitigation.
(2)
Includes
off-balance
sheet lending instruments such as letters of credit, letters of guarantees, securitizations, derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements and securities lending and borrowing), net of related collateral.

(3)	These exposures are classified as sovereign exposures and are included in the non-retail category.

Non-retail
standardized portfolio
The
non-retail
standardized portfolio relies on external credit ratings (e.g. S&P, Fitch, Morningstar DBRS, etc.) of the borrower, if available, to compute regulatory capital for credit risk. Exposures are risk weighted based on prescribed percentages and a mapping process as defined within OSFI’s Capital Adequacy Requirements Guideline.
Non-retail
standardized portfolio as at October 31, 2025 comprised of drawn, undrawn and other exposures to corporate, bank and sovereign counterparties amounted to $105 billion (October 31, 2024 – $93 billion). Within this portfolio, the majority of Corporate/Commercial exposures are to unrated counterparties, mainly in Canada, U.S., Mexico, Chile, Peru and Colombia.

(iii)	Credit quality of retail exposures
The Bank’s retail portfolios consist of a number of relatively small loans to a large number of borrowers. The portfolios are distributed across Canada and a wide range of countries. As such, the portfolios inherently have a high degree of diversification. In addition, as of October 31, 2025, 23% of the Canadian banking residential mortgage portfolio is insured and the average loan-to-value
ratio of the uninsured portion of the portfolio is 54%.
Retail AIRB portfolio
The data in the table below provides a distribution of the retail AIRB exposures within each PD range by asset class:

As at October 31 ($ millions)	2025						2024
	Exposure at default (1)
		Real estate secured
Category of (PD) grades	PD range	Mortgages	HELOC	Qualifying revolving	Other retail	Total	Total
Exceptionally Low	0.0000% – 0.0500%	$89,983	$57,130	$15,921	$792	$163,826	$145,243
Very Low	0.0501% – 0.1999%	95,370	19,900	36,811	5,792	157,873	148,919
Low	0.2000% – 0.9999%	43,971	–	14,536	16,932	75,439	79,011
Medium Low	1.0000% – 2.9999%	11,436	5,509	9,715	4,803	31,463	25,478
Medium	3.0000% – 9.9999%	7	–	2,719	2,683	5,409	7,524
High	10.0000% – 19.9999%	3,177	938	1,690	614	6,419	3,232
Extremely High	20.0000% – 99.9999%	2	–	785	511	1,298	2,263
Default	100%	791	127	128	167	1,213	975
Total		$244,737	$83,604	$82,305	$32,294	$442,940	$412,645

(1)	After credit risk mitigation.
Retail standardized portfolio
The retail standardized portfolio of $130 billion as at October 31, 2025 (2024 – $127 billion) was comprised of residential mortgages, personal loans, credit cards and lines of credit to individuals, mainly in the Latin American and Caribbean region. Of the total retail standardized exposures, $67 billion (2024 – $64 billion) was represented by mortgages and loans secured by residential real estate, mostly with a loan-to-value
ratio of below 80%.

(iv)	Collateral
Collateral held
In the normal course of business, to reduce its exposure to counterparty credit risk, the Bank receives collateral for capital markets related activities. The following are examples of the terms and conditions customary to collateral for these types of transactions:

•	The risks and rewards of the pledged assets reside with the pledgor.
•	Additional collateral is required when the market value of the transaction exceeds thresholds agreed upon with the pledgor.
•	The Bank is normally permitted to sell or repledge the collateral it receives, although this right is specific to each agreement under which the collateral is pledged.
•
Upon satisfaction of the obligation, the Bank must return the pledged assets, unless the Bank has the right to sell or repledge the collateral it receives, in which case the Bank must return comparable collateral to the pledgor.

As at October 31, 2025, the approximate market value of cash and securities collateral accepted that may be sold or repledged by the Bank was $409 billion (2024 – $359 billion). This collateral is held primarily in connection with reverse repurchase agreements, margin loans, securities lending and derivative transactions. The Bank also borrows securities under standard securities borrowing agreements that it is able to re-pledge.
Including these borrowed securities, the approximate market value of securities collateral accepted that may be sold or re-pledged
was $350 billion (2024 – $300 billion), of which approximately $67 billion was not sold or re-pledged
(2024 – $60 billion).
Collateral pledged
In the normal course of business, securities and other assets are pledged to secure an obligation, participate in clearing or settlement systems, or operate in a foreign jurisdiction. Note 33(c) details the nature and extent of the Bank’s asset pledging activities. Asset pledging transactions are conducted under terms that are common and customary to standard derivative, securities financing, and other borrowing activities. Standard risk management controls are applied with respect to asset pledging.
Assets acquired in exchange for loans
The carrying value of assets acquired in exchange for loans as at October 31, 2025 was $221 million (2024 – $312 million) mainly comprised of real estate and was classified as either held for sale or held for use as appropriate.

(b)	Liquidity risk
Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. Our liquidity risk management framework and key risk measures are disclosed in the gray-shaded text and tables marked with an asterisk (*) in the “Risk Management” section of the MD&A.

(c)	Market risk
Market risk arises from changes in market prices and rates (including interest rates, credit spreads, equity prices, foreign exchange rates and commodity prices), the correlations between them, and their levels of volatility. Our market risk management framework and
k
ey risk measures are disclosed in the gray-shaded text and tables marked with an asterisk (*) in the “Risk Management” section of the MD&A.